Statements of Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Class A Ordinary Shares
Temporary equity, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	1,408,555	27,600,000
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	250,000,000	250,000,000
Common shares, shares issued	5,619,077	0
Common shares, shares outstanding	5,619,077	0
Class B Ordinary Shares
Common shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	25,000,000	25,000,000
Common shares, shares issued	1,280,923	6,900,000
Common shares, shares outstanding	1,280,923	6,900,000